Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

February 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc.
Post-Effective Amendment No. 143 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 143 (“Amendment No. 143”) to the above referenced registration statement filed on behalf of Great-West Funds, Inc. pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 143 is to update Great-West Funds, Inc.’s registration statement to reflect the following changes:

(a) Implement management fee breakpoints for certain funds;

(b) Reduce management fees for certain funds; and

(c) Implement a consistent non-unitary management fee for certain funds.

With respect to (c) above, during the annual shareholders meeting on February 21, 2017, Great-West Funds, Inc. requested shareholders to approve the Amended and Restated Investment Advisory Agreement between Great-West Funds, Inc. and Great-West Capital Management, LLC. The proxy statement was filed with the Commission on December 28, 2016. Great-West Funds, Inc. obtained shareholder approval on February 21, 2017, for all affected funds except the Great-West Government Money Market Fund.

Amendment No. 143 is not intended to amend or delete any part of the registration statement, except as noted therein.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 143 to Mr. Patrick Scott in the Division of Investment Management, Disclosure Review Office No. 3.

Please direct any question or comment regarding Amendment No. 143 to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Vice President, Counsel & Secretary

Enclosures

cc:	Mr. Patrick Scott, Esq., Division of Investment Management, Disclosure Review Office No. 3
Ms. Renee Hardt, Esq.